BUSINESS COMBINATION (Detail Textuals) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2016
Business Acquisition [Line Items]
Value of assets acquired			$ 246,953,985	$ 270,984,407	$ 246,953,985			$ 278,506,030
Bargain purchase gain			2,898,847		2,898,847
Merger-related charges		$ 94,324	$ 800,965	99,577	1,377,168	$ 920,420	$ 234,007
Bank 1440
Business Acquisition [Line Items]
Date of acquisition	Aug. 29, 2014
Percentage of voting interests acquired	100.00%
Value of assets acquired	$ 88,300,000
Number of shares issued	360,635
Bargain purchase gain	$ 2,900,000
Net identifiable assets acquired	12,500,000
Amount of merger consideration	$ 9,600,000
Description of equity interest	Bank 1440 shareholders received $0.94 in cash and 0.17064 shares of the Company's common stock in exchange for each share of Bank 1440 common stock and Series A preferred stock
Interest income on loan	$ 1,300,000
Interest income on securities	215,000
Merger-related charges				$ 100,000	$ 1,400,000
Fair value of the acquired loans	67,400,000
Gross contractually required principal and interest payments receivable for acquired loans	68,500,000
Fair value of investment securities acquired	$ 17,400,000